Stock Compensation Plans	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Plans
(9)	Stock Compensation Plans

The 2015 Stock Incentive Compensation Plan (the “2015 Plan”) was approved by Shareholders at the Company’s annual meeting of shareholders on May 20, 2015, and permits the Company to grants its key employees and directors stock options, stock appreciation rights, performance shares, and phantom stock. Under the 2015 Plan, the amount of shares which may be issued is 500,000, but in no instance more than 15% of the issued and outstanding shares of the Company’s common stock. As of December 31, 2016, no stock options, stock appreciation rights, performance shares, or phantom stock shares had been issued under the 2015 Plan. As of May 20, 2015, no further grants will be made under the 2007 Stock Option Plan (the “2007 Plan”). Unexercised stock options that were granted under the 2007 Plan will remain outstanding and will expire under the terms of the individual stock grant.

A summary of the activity in the Company’s 2007 Stock Option Plan is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2014	108,400	10.01
Options granted	15,000	12.50
Options exercised	(30,540)	10.00
Options forfeited	(17,360)	$11.44

Outstanding at December 31, 2015	75,500	$10.19
Options exercised	(25,450)	10.29
Options forfeited	(7,850)	10.00

Outstanding at December 31, 2016	42,200	$10.16	2.4 years

Exercisable at December 31, 2016	41,000	10.15	2.3 years	$174,000

At December 31, 2016, there was $1,000 of total unrecognized compensation expense related to nonvested share based compensation arrangements granted under the plan. The cost is expected to be recognized over a weighted-average period of twelve months. The total fair value of shares vesting and recognized as compensation expense was $1,000 and $15,000 in the years ended December 31, 2016 and 2015, respectively. The associated income tax benefit recognized was $0 and $5,000 for the years ended December 31, 2016 and 2015, respectively.

The fair value of each option granted during the year ended December 31, 2015 was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Year Ended December 31, 2015
Weighted average risk-free interest rate	0.89%
Expected dividend yield	—
Expected stock volatility	8.13%
Expected life in years	3.0
Per share fair value of options issued during the year	$0.87

The Company used the guidance in Staff Accounting Bulletin No. 107 to determine the estimated life of options issued. Expected volatility is based on volatility of similar companies’ common stock. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The dividend yield is based on the Company’s history and expectation of dividend payouts.

In 2012, the Company’s Board of Directors and shareholders adopted the Directors’ Plan. The Directors’ Plan permits the Company’s and the Bank’s directors to elect to receive any compensation to be paid to them in shares of the Company’s common stock. Pursuant to the Directors’ Plan, each director is permitted to make an election to receive shares of stock instead of cash. To encourage directors to elect to receive stock, the Directors’ Plan provides that if a director elects to receive stock, he or she will receive in common stock 110% of the amount of cash fees set by the Board or the Compensation and Nominating Committee. The value of stock to be awarded pursuant to the Directors’ Plan will be the closing price of a share of common stock as traded on the Over-the Counter Bulletin Board, or a price set by the Board or its Compensation and Nominating Committee, acting in good faith, but in no case less than fair market value. The maximum number of shares to be issued pursuant to the Directors’ Plan is limited to 74,805 shares. In 2016 and 2015, our directors received 3,928 and 3,172 shares of common stock, respectively, in lieu of cash, under the Directors’ Plan. At December 31, 2016, 62,014 shares remained available for grant.